Segment information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of operating segments [line items]
Revenue	€ 131,961	€ 113,175	€ 249,714	€ 207,659
Operating expenses (1)	73,233	66,008	147,998	132,700
Adjusted EBITDA	58,728	47,167	101,716	74,959
Depreciation and amortization	(13,605)	(9,998)	(25,723)	(20,135)
Exceptional items (3)	(3,444)	(12,674)	(7,567)	(5,962)
Operating Profit	41,679	24,495	68,426	48,862
Fixed cost
Disclosure of operating segments [line items]
Operating expenses (1)	46,100	41,000	94,800	84,500
Variable cost
Disclosure of operating segments [line items]
Operating expenses (1)	27,100	25,000	53,200	48,100
Fixed personnel cost
Disclosure of operating segments [line items]
Operating expenses (1)	29,900	26,500	61,700	56,200
Fixed non personnel cost
Disclosure of operating segments [line items]
Operating expenses (1)	16,200	14,600	33,100	28,300
Central Costs
Disclosure of operating segments [line items]
Revenue	0	0	0	0
Operating expenses (1)	21,363	19,805	45,880	41,020
Adjusted EBITDA	(21,363)	(19,805)	(45,880)	(41,020)
TFS | Operating segments
Disclosure of operating segments [line items]
Revenue	101,896	86,208	193,010	154,831
Operating expenses (1)	32,283	28,444	64,369	55,883
Adjusted EBITDA	69,613	57,764	128,641	98,948
Payments | Operating segments
Disclosure of operating segments [line items]
Revenue	23,406	20,243	43,743	39,026
Operating expenses (1)	11,945	9,934	22,513	18,944
Adjusted EBITDA	11,461	10,309	21,230	20,082
PPS | Operating segments
Disclosure of operating segments [line items]
Revenue	6,659	6,724	12,961	13,802
Operating expenses (1)	7,642	7,825	15,236	16,853
Adjusted EBITDA	€ (983)	€ (1,101)	€ (2,275)	€ (3,051)